Acquisition (Details) - CNY (¥) ¥ in Thousands	1 Months Ended
	Sep. 30, 2022	Jul. 31, 2021
Changzhou Huixiang New Energy Auto Parts Co., Ltd
Business acquisition
Amount contributed	¥ 87,040	¥ 73,500
Interest acquired (in percent)	87.34%	49.00%
Changzhou Huixiang New Energy Auto Parts Co., Ltd | Suzhou Huichuan United Power System Co., Ltd
Business acquisition
Amount contributed	¥ 0
Changzhou Huixiang New Energy Auto Parts Co., Ltd
Business acquisition
Registered capital		¥ 150,000